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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [_]; Amendment Number:
This Amendment (Check only one):   [_] is a restatement.
                                   [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Marketfield Asset Management, LLC
Address: 292 Madison Avenue, 14th Floor
         New York, New York 10017

Form 13F File Number: 28-13651

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael C. Aronstein
Title:   President
Phone:   212-514-2357

Signature, Place, and Date of Signing:

/s/  Michael C. Aronstein    New York, New York    February 14, 2012
--------------------------   -------------------   ------------------
       [Signature]             [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           60

Form 13F Information Table Value Total:   $1,042,342 (thousands)

List of Other Included Managers: NONE

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                                   FORM 13F
                               INFORMATION TABLE

                                                                                                       VOTING AUTHORITY
                                                         VALUE   SHRS OR                 INVEST OTHER -------------------
NAME OF ISSUER                TITLE OF CLASS    CUSIP   (x$1000) PRN AMT SH/PRN PUT/CALL DISCR  MGRS   SOLE   SHARED NONE
--------------                --------------- --------- -------- ------- ------ -------- ------ ----- ------- ------ ----
AMAZON COM INC                COM             023135106    18349  106000   SH             Sole         106000
AUTONATION INC                COM             05329W102    12536  340000   SH             Sole         340000
APACHE CORP                   COM             037411105    18705  206500   SH             Sole         206500
AT&T INC                      COM             00206R102     9072  300000   SH             Sole         300000
BAKER HUGHES INC              COM             057224107    14495  298000   SH             Sole         298000
BEACON ROOFING SUPPLY INC     COM             073685109     7485  370000   SH             Sole         370000
BUFFALO WILD WINGS INC        COM             119848109    20321  301000   SH             Sole         301000
CARPENTER TECHNOLOGY CORP     COM             144285103    19063  370300   SH             Sole         370300
CHIPOTLE MEXICAN GRILL INC    COM             169656105    20433   60500   SH             Sole          60500
C H ROBINSON WORLDWIDE INC    COM NEW         12541W209    15945  228500   SH             Sole         228500
COCA COLA CO                  COM             191216100    14764  211000   SH             Sole         211000
COLGATE PALMOLIVE CO          COM             194162103    23975  259500   SH             Sole         259500
CONTINENTAL RESOURCES INC     COM             212015101    12975  194500   SH             Sole         194500
CONOCOPHILLIPS                COM             20825C104    12679  174000   SH             Sole         174000
COSTCO WHSL CORP NEW          COM             22160K105    30953  371500   SH             Sole         371500
CUMMINS INC                   COM             231021106    13907  158000   SH             Sole         158000
D R HORTON INC                COM             23331A109    15939 1264000   SH             Sole        1264000
EAGLE MATERIALS INC           COM             26969P108    10200  397500   SH             Sole         397500
EBAY INC                      COM             278642103    13330  439500   SH             Sole         439500
FASTENAL CO                   COM             311900104    16136  370000   SH             Sole         370000
FEDEX CORP                    COM             31428X106    16744  200500   SH             Sole         200500
GARDNER DENVER INC            COM             365558105    13986  181500   SH             Sole         181500
GOOGLE INC                    CL A            38259P508    30034   46500   SH             Sole          46500
GRAINGER W W INC              COM             384802104    33694  180000   SH             Sole         180000
HALLIBURTON CO                COM             406216101    11302  327500   SH             Sole         327500
HEINZ H J CO                  COM             423074103    22319  413000   SH             Sole         413000
HERSHEY CO                    COM             427866108    24774  401000   SH             Sole         401000
HOME DEPOT INC                COM             437076102    19591  466000   SH             Sole         466000
HUNT J B TRANS SVCS INC       COM             445658107    11358  252000   SH             Sole         252000
INTERNATIONAL BUSINESS MACHS  COM             459200101    24916  135500   SH             Sole         135500
ISHARES INC                   MSCI MEX INVEST 464286822    24192  450000   SH             Sole         450000
ISHARES TR                    DJ HOME CONSTN  464288752    10959  922500   SH             Sole         922500

ISHARES TR                    RUSSELL 2000   464287655 39161  531000 SH       Sole         531000
LANDSTAR SYS INC              COM            515098101 13298  277500 SH       Sole         277500
MCDONALDS CORP                COM            580135101 30801  307000 SH       Sole         307000
MOHAWK INDS INC               COM            608190104 13766  230000 SH       Sole         230000
NATIONAL OILWELL VARCO INC    COM            637071101 15536  228500 SH       Sole         228500
NORDSTROM INC                 COM            655664100 18766  377500 SH       Sole         377500
NORFOLK SOUTHERN CORP         COM            655844108 21275  292000 SH       Sole         292000
OLD DOMINION FGHT LINES INC   COM            679580100 17043  420500 SH       Sole         420500
PRECISION CASTPARTS CORP      COM            740189105 13595   82500 SH       Sole          82500
PRICELINE COM INC             COM NEW        741503403 21047   45000 SH       Sole          45000
RAYONIER INC                  COM            754907103 14081  315500 SH       Sole         315500
ROSS STORES INC               COM            778296103 22149  466000 SH       Sole         466000
RYLAND GROUP INC              COM            783764103 16201 1028000 SH       Sole        1028000
SCHLUMBERGER LTD              COM            806857108 13594  199000 SH       Sole         199000
SHERWIN WILLIAMS CO           COM            824348106 13391  150000 SH       Sole         150000
SPDR DOW JONES INDL AVRG ETF  UT SER 1       78467X109    53    9500 SH  CALL Sole           9500
SPDR DOW JONES INDL AVRG ETF  UT SER 1       78467X###   -##   -#### SH  PUT  Sole          -6000
SPDR SERIES TRUST             S&P REGL BKG   78464A698 12205  500000 SH       Sole         500000
SPDR SERIES TRUST             S&P RETAIL ETF 78464A714 23175  441000 SH       Sole         441000
TERADATA CORP DEL             COM            88076W103 18385  379000 SH       Sole         379000
TJX COS INC NEW               COM            872540109 22270  345000 SH       Sole         345000
TOLL BROTHERS INC             COM            889478103 17408  852500 SH       Sole         852500
TRACTOR SUPPLY CO             COM            892356106 19747  281500 SH       Sole         281500
UNION PAC CORP                COM            907818108 24048  227000 SH       Sole         227000
U S G CORP                    COM NEW        903293405 14224 1400000 SH       Sole        1400000
WELLS FARGO & CO NEW          COM            949746101 19016  690000 SH       Sole         690000
WHOLE FOODS MKT INC           COM            966837106 18160  261000 SH       Sole         261000
ZILLOW INC                    CL A           98954A107  4844  215500 SH       Sole         215500